Net Defined Benefit Liabilities_Details Of The Net Defined Benefit Liabilities(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Surplus Deficit In Plan Abstract [Abstract]
Present value of defined benefit obligation	₩ 2,548,334		₩ 2,341,753
Fair value of plan assets	(2,302,953)		(2,088,710)
Net defined benefit liabilities	₩ 245,381	[1]	₩ 253,043	[1]	₩ 262,213

[1]	The net defined benefit liabilities of KRW 253,043 million is calculated by subtracting KRW 946 million net defined benefit assets from KRW 253,989 million net defined benefit liabilities as of December 31, 2019. The net defined benefit liabilities of KRW 245,381 million is calculated by subtracting KRW 2,845 million net defined benefit assets from KRW 248,226 million net defined benefit liabilities as of December 31, 2020.